Post-employment Benefits	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Post-employment Benefits
21. Post-employment Benefits
The company sponsors pension plans for supplementary retirement and pension benefits and a health and dental care plan for its active employees and their legal dependents. “Fundação Copel de Previdência e Assistência” is the entity that administers these plans.
21.1. Pension plan and healthcare plan
The Unified Plan is a Defined Benefit plan - BD in which the income is predetermined, according to each individual's salary. This plan is closed for new participants since 1998.
The Plan III is a Defined Contribution plan - CD in the contributory phase and, after retirement, it becomes a Defined Benefit plan - BD.
Plan IV, the only plan available to new participants, is a Defined Contribution plan - DC in which the entity's legal or constructive obligation is limited to the amount it agrees to contribute to the fund. Therefore, the amount of the post-employment benefit received by the employee must be determined by the amount of contributions paid by the sponsoring entity and also by the employee, together with the return on investments resulting from the contributions. Consequently, the actuarial risk (the risk that the benefits will be lower than expected) and the investment risk (the risk that the assets invested will be insufficient to cover the expected benefits) are the responsibility of the employee.
The Company allocate resources for the coverage of healthcare expenses incurred by their employees and their dependents, within rules, limits and conditions set in ProSaúde II, ProSaúde III and ProSaúde IV Assistance plans regulations. Coverage includes periodic medical exams in all plans.
21.2. Statement of financial position and statement of income
Amounts recognized in liabilities, under post-employment benefits, are summarized below:

	12.31.2025	12.31.2024
Pension plans	6,192	340
Healthcare plans	1,471,965	1,158,369
	1,478,157	1,158,709
Current	118,854	95,383
Noncurrent	1,359,303	1,063,326
Amounts recognized in the statement of income (Note 29) are shown below:

	12.31.2025	12.31.2024	12.31.2023
Employees
Pension plans	38,336	48,087	55,320
Healthcare plan – post employment	134,384	134,044	128,652
Healthcare plan – active employees	59,853	75,412	74,546
	232,573	257,543	258,518
Management
Pension plans	1,841	1,595	1,441
Healthcare plan	133	214	200
	1,974	1,809	1,641
	234,547	259,352	260,159
21.3. Changes in post-employment benefits

Balance as of January 1, 2024	1,484,243
Appropriation of actuarial calculation	134,044
Appropriation of pension and healthcare contributions	123,667
Adjustment related to actuarial gains	(363,465)
Amortizations	(219,780)
Balance as of December 31, 2024	1,158,709
Appropriation of actuarial calculation	134,384
Appropriation of pension and healthcare contributions	100,451
Adjustment related to actuarial losses	284,729
Amortizations	(200,116)
Balance as of December 31, 2025	1,478,157
21.4. Actuarial valuation
21.4.1. Actuarial assumptions
The actuarial assumptions used to determine the amounts of liabilities and costs are shown below:

Consolidated	2025		2024
	Real	Nominal	Real	Nominal
Economic
Inflation p.a.	—	3.10%	—	3.50%
Expected rate of discount/return p.a.
Unified Plan - Defined Benefit	7.57%	10.90%	7.66%	11.42%
Unified Plan - Balance	7.37%	10.70%	7.40%	11.15%
Plan III	7.31%	10.64%	7.36%	11.12%
Assistance Plan	7.20%	10.52%	7.44%	11.20%
Salary growth/medical costs
Unified Plan p.a.	1.00%	4.13%	1.00%	4.54%
Plan III p.a.	1.00%	4.13%	1.00%	4.54%
Assistance Plan - Aging Factor	3.10%	—	3.30%	—
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benefit vested		TASA 1927		TASA 1927
21.4.2. Number of participants and beneficiaries

Consolidated	Social Security Plans				Assistance Plan
	Unified Plan		Plan III
	12.31.2025	12.31.2024	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Number of active participants	1	4	3,975	4,501	3,960	4,302
Number of inactive participants	3,892	4,013	6,555	6,357	10,039	9,686
Number of dependents (a)	—	—	—	—	10,749	10,526
Total	3,893	4,017	10,530	10,858	24,748	24,514
(a) The total only considers dependents of inactive participants, given that dependents of active participants are considered in the actuarial calculation based on the family composition assumption.
21.4.3. Life expectancy after the average age of participants - Annuity Table AT-2000 (in years)

Consolidated	Unified Plan	Plan III
As of December 31, 2025
Retired participants	12.13	21.35
Pensioner participants	13.35	23.00
As of December 31, 2024
Retired participants	12.13	22.17
Pensioner participants	13.99	24.67
The average age of inactive participants of the pension and healthcare plans is 68.6 and 68.17 years, respectively.
21.4.4. Actuarial evaluation
As of December 31, 2025, the Unified Plan and Plan III demonstrated a surplus. However, according to current legislation, the company is not permitted to record assets on its statement of financial position.

	Unified Plan	Plan III	Assistance Plan	12.31.2025	12.31.2024
Total liabilities or partially covered	5,566,398	4,203,217	1,671,922	11,441,537	10,764,057
Fair value of the plan assets	(6,631,978)	(4,812,973)	(199,958)	(11,644,909)	(10,866,333)
Plan coverage status	(1,065,580)	(609,756)	1,471,964	(203,372)	(102,276)
Unrecognized asset	1,065,580	609,756	—	1,675,336	1,260,644
	—	—	1,471,964	1,471,964	1,158,368
The adjustments to assistance plan liabilities, as outlined in the actuarial report, are presented in the Statement of Comprehensive Income.
21.4.5. Changes in actuarial liabilities

Consolidated	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2024	6,416,085	3,820,011	1,657,687
Cost of services	(3,150)	1,548	8,100
Cost of interest	522,986	314,125	140,973
Benefits paid	(559,530)	(336,775)	(96,036)
Actuarial (gain) losses	(908,391)	148,852	(362,428)
Present value of net actuarial obligations as of December 31, 2024	5,468,000	3,947,761	1,348,296
Cost of services	(2,412)	1,121	7,636
Cost of interest	587,128	420,407	148,020
Benefits paid	(578,402)	(361,982)	(105,518)
Actuarial losses	92,085	195,912	273,487
Present value of net actuarial obligations as of December 31, 2025	5,566,399	4,203,219	1,671,921
21.4.6. Changes in actuarial assets

Consolidated	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2024	7,212,015	3,903,624	173,870
Return estimated for assets	591,774	321,633	15,030
Contributions and distributions	30,541	6,018	96,036
Benefits paid	(559,530)	(336,775)	(96,036)
Actuarial gain (losses)	(949,846)	456,951	1,028
Fair value of the Plan's assets as of December 31, 2024	6,324,954	4,351,451	189,928
Return estimated for assets	685,596	465,653	21,273
Contributions and distributions	31,105	5,302	105,518
Benefits paid	(578,402)	(361,982)	(105,518)
Actuarial gain (losses)	168,725	352,549	(11,243)
Fair value of the Plan's assets as of December 31, 2025	6,631,978	4,812,973	199,958
21.4.7. Estimated costs
The estimated net periodic plan costs (income) for 2026 for each plan are shown below:

Consolidated	Unified Plan	Plan III	Assistance Plan
Cost of current service	(28,555)	(1,651)	6,967
Estimated cost of interest	686,247	493,017	171,851
Expected return on plan assets	(688,079)	(493,320)	(21,042)
Costs (income or loss)	(30,387)	(1,954)	157,776
In view of the current surplus of pension plans, the Company will not record the estimated revenues and costs presented in the table above for the Unified Plan and Plan III, in accordance with legislation that does not allow for reductions in contributions or reimbursements to the Company.
21.4.8. Sensitivity analysis
The table below presents the balance of the obligations and service cost of the pension and assistance plans, along with the impact of changes in significant actuarial assumptions.

Consolidated	Projected scenarios
	Increase by 0.5%	Decrease in 0.5%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	9,401,213	10,166,369
Impacts on the obligations of healthcare program	1,570,903	1,784,104
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,785,811	1,568,813
Impact on cost of service for the following financial year of healthcare program	7,306	5,451
Sensitivity of the service cost
Impacts on the obligations of the pension	831	1,143
Impacts on the obligations of healthcare program	5,482	7,273
21.4.9. Benefits payable
The estimated benefits to be paid in subsequent fiscal years are shown below:

Consolidated	Unified Plan	Plan III	Assistance Plan	Total
2026	578,460	365,021	79,704	1,023,185
2027	586,484	374,053	84,765	1,045,302
2028	593,688	383,126	92,245	1,069,059
2029	599,316	392,128	101,031	1,092,475
2030	603,963	400,895	110,648	1,115,506
2031 to 2055	11,610,883	10,982,148	6,079,283	28,672,314
21.4.10. Asset allocation and investment strategy
The table below illustrates the asset allocation for the pension and assistance plans as of the end of this year and the target for next year.

Consolidated	Goal for 2026 (a)	2025
Fixed income	83.4%	83.4%
Variable income	2.9%	3.3%
Loans	1.3%	1.3%
Real estate	3.6%	3.2%
Investment structuring	7.3%	7.3%
Investments abroad	1.5%	1.5%
	100.0%	100.0%
(a) Target based on the total investment of each plan.
In addition, information on the allocation of assets of pension plans sponsored by the Company:

Consolidated	Unified Plan		Plan III
	target for 2026 (%)	minimum (%)	target for 2026 (%)	minimum (%)
Fixed income	85.6	67.0	79.0	62.0
Variable income	1.3	0.5	4.0	2.0
Loans	0.5	0.0	2.0	0.0
Real estate	5.6	2.0	3.0	1.0
Investment structuring	7.0	3.0	10.0	5.0
Investments abroad	—	—	2.0	1.0
Management of "Fundação Copel" decided to keep a more conservative approach investing in variable income in relation to the allowed legal limit, which is 70%.

21.4.11. Additional information
Contributions to Plan III (variable contribution plan) for all active employees totaled R$50,115 in 2025 (R$64,825 in 2024).